Statement of Net Assets Available for Benefits - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
At fair value:
Investments, at fair value	$ 10,767,886,000	$ 9,541,798,000
At contract value:
Fully benefit-responsive investment contracts	558,208,000	592,127,000
Total investments	11,326,094,000	10,133,925,000
Receivables:
Employer contributions	156,749,000	149,534,000
Notes receivable from participants	102,457,294	99,389,414
Other receivables	3,451,000	2,335,000
Total receivables	262,657,000	251,258,000
Cash	1,421,000	289,000
Total assets	11,590,172,000	10,385,472,000
Liabilities
Accrued expenses	298,000	369,000
Other payables	4,251,000	3,199,000
Total liabilities	4,549,000	3,568,000
Net assets available for benefits	11,585,623,000	10,381,904,000
Mutual funds [Member]
At fair value:
Investments, at fair value	5,854,512,000	5,482,287,000
Collective/common trust funds [Member]
At fair value:
Investments, at fair value	3,966,192,000	3,215,713,000
Common stock [Member]
At fair value:
Investments, at fair value	467,440,000	429,670,000
Fidelity BrokerageLink investments [Member]
At fair value:
Investments, at fair value	458,680,000	398,853,000
Short-term investments [Member]
At fair value:
Investments, at fair value	$ 21,062,000	$ 15,275,000